FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

15.  FAIR VALUE MEASUREMENTS

Assets and liabilities measured or disclosed at fair value

The Company measures its financial assets and liabilities, including contingent consideration at fair value on a recurring basis as of December 31, 2018. The Company measured its accounts receivable, financing receivable, accounts payable, short-term debt, amounts due to related parties and lease liabilities at amortized cost. Cash and restricted cash are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The carrying value of the short-term debt obligations approximate fair value, considering the borrowing rates are at the same level of the current market yield for the comparable debts. The carrying value of accounts receivable, financing receivable, accounts payable, and amounts due to related parties approximate fair value due to the relatively short maturity.

The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2018				As of December 31, 2019
	Fair Value Measurement at the Reporting Date				Fair Value Measurement at the Reporting Date
	using				using
	Quoted				Quoted
	price in				price in
	active				active
	markets				markets
	for	Significant	Significant		for	Significant	Significant
	identical	other	unobservable		identical	other	unobservable
	assets	observable	inputs		assets	observable	inputs
	Level 1	inputs	Level 3	Total	Level 1	inputs	Level 3	Total
Contingent consideration	—	—	(105,670)	(105,670)	—	—	—	—
Total	$13,768	$—	$(105,670)	$(91,902)	$3,190	—	—	$3,190

The Company did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2017, 2018 and 2019. The Company determines the fair value of contingent consideration by using a  discounted cash flow method, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy. The key assumptions used in the valuation of the contingent consideration for the years ended December 31, 2017 and 2018 are summarized in the table below:

a)	For contingent consideration resulting from acquisition of the used car dealerships:

	As of December 31,
	2017	2018
	September 30,	April 30,
Planed Offering date	2018	2019

Discount rate (from acquisition date to Offering date)	15%	15%
Discount rate (from Offering date to the last settlement date)	2.75%	2.75%
Offering probability	50%	80%

b)	For contingent consideration resulting from acquisition of the after sales service centers:

	As of December 31,
	2017	2018
	September 30,	April 30,
Planed Offering date	2018	2019
Discount rate (from acquisition date to the last settlement date)	15%	15%
Offering probability	50%	80%

In January 2019, the Company modified acquisition agreement with all of the dealerships and after sales service centers, under the modified terms, the fair value of contingent consideration is also affected by the operating results and the share price of KAH and the obligation to pay the contingent consideration would be transferred to Renren upon the closing of the SPAC Transaction.

On April 30, 2019, upon the closing of the SPAC Transaction, the contingency of a successful reverse recapitalization transaction was resolved. The Company determined the fair value of the contingent consideration on April 30, 2019 and recorded the changes in fair value from January 1, 2019 to April 30, 2019 in earnings, then the contingent consideration was assumed by Renren. As KAH’s share price becomes a significant input in the valuation, the Company adopted Monte Carlo simulation method. A Monte Carlo simulation uses random numbers, together with the assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price paths. This approach can be very useful for valuing a contingent consideration with a market condition because each individual stock price path that is generated can be monitored to identify paths where the market condition is met. The simulation process can be repeated numerous times to generate numerous different stock price paths. The major assumptions used in the Monte Carlo simulation are as follows:

As of April 30, 2019

Volatility	40%
Risk-free rate	3.2%
Expected dividend rate	0.0%
Simulation steps	10,000

The following is a reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2018 and 2019:

Amount
Balance at January 1, 2018	$46,456
Contingent consideration resulting from new acquisitions	14,113
Fair value change	49,503
Exchange difference	(4,402)
Balance at December 31, 2018	$105,670
Fair value change for the four months ended April 30, 2019	(65,594)
Exchange difference	2,466
Contingent liability assumed by Renren on April 30, 2019	(42,542)
Balance at December 31, 2019	$—

Assets measured at fair value on a nonrecurring basis

The Company measured its property, equipment and goodwill at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The Company measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates.

Goodwill is evaluated for impairment annually or more frequently if events or conditions were to indicate the carrying value of a reporting unit may be greater than its fair value. Impairment testing compares the carrying amount of the reporting unit with its fair value. In 2019, the Company performed annual impairment tests for goodwill using the discounted cash flow method. The fair value of goodwill is a Level 3 valuation based on certain unobservable inputs including internal cash flow forecasts, long-term future growth rate for the Company’s business and the Company’s weighted average cost of capital, see Note 9.